Unsecured senior notes	12 Months Ended
Mar. 31, 2022
Unsecured senior notes
Unsecured senior notes
Unsecured senior notes
21.	Unsecured senior notes

In November 2014, the Company issued unsecured senior notes including floating rate and fixed rate notes with varying maturities for an aggregate principal amount of US$8.0 billion (the “2014 Senior Notes”), of which US$1.3 billion was repaid in November 2017, US$2.25 billion was repaid in November 2019 and US$1.5 billion was repaid in November 2021. The 2014 Senior Notes are senior unsecured obligations that are listed on the HKSE, and interest is payable in arrears, quarterly for the floating rate notes and semiannually for the fixed rate notes.

In December 2017, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$7.0 billion (the “2017 Senior Notes”). The 2017 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

In February 2021, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$5.0 billion (the “2021 Senior Notes”). The 2021 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

21.  Unsecured senior notes (Continued)

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2021 and 2022:

	As of March 31,		Effective
	2021	2022	interest rate

	(in millions of RMB)
US$1,500 million 3.125% notes due 2021	9,831	—	3.26%
US$700 million 2.800% notes due 2023	4,584	4,439	2.90%
US$2,250 million 3.600% notes due 2024	14,724	14,256	3.68%
US$2,550 million 3.400% notes due 2027	16,616	16,091	3.52%
US$1,500 million 2.125% notes due 2031	9,782	9,469	2.20%
US$700 million 4.500% notes due 2034	4,545	4,400	4.60%
US$1,000 million 4.000% notes due 2037	6,510	6,300	4.06%
US$1,000 million 2.700% notes due 2041	6,463	6,256	2.80%
US$1,750 million 4.200% notes due 2047	11,382	11,014	4.25%
US$1,500 million 3.150% notes due 2051	9,764	9,448	3.19%
US$1,000 million 4.400% notes due 2057	6,501	6,290	4.44%
US$1,000 million 3.250% notes due 2061	6,510	6,296	3.28%
Carrying value	107,212	94,259
Unamortized discount and debt issuance costs	756	668
Total principal amounts of unsecured senior notes	107,968	94,927
Less: current portion of principal amounts of unsecured senior notes	(9,845)	—
Non-current portion of principal amounts of unsecured senior notes	98,123	94,927

The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. As of March 31, 2022, the Company is in compliance with all these covenants. In addition, the unsecured senior notes rank senior in right of payment to all of the Company’s existing and future indebtedness expressly subordinated in right of payment to the notes and rank at least equally in right of payment with all of the Company’s existing and future unsecured unsubordinated indebtedness (subject to any priority rights pursuant to applicable law).

As of March 31, 2022, the future principal payments for the Company’s unsecured senior notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	4,445
Between 2 to 3 years	14,287
Between 3 to 4 years	—
Between 4 to 5 years	—
Thereafter	76,195
94,927

As of March 31, 2021 and 2022, the fair values of the Company’s unsecured senior notes, based on Level 2 inputs, were US$16,976 million (RMB111,419 million) and US$14,067 million (RMB89,319 million), respectively.